Concentration Risk (Details)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Concentration Risk (Details) [Line Items]
Cost of revenue percentage		10.00%
Revenue [Member]
Concentration Risk (Details) [Line Items]
Concentration Risk Percentage	16.40%
Revenue [Member] | Customer A [Member]
Concentration Risk (Details) [Line Items]
Concentration Risk Percentage	23.40%	26.90%	25.50%
Revenue [Member] | Customer B [Member]
Concentration Risk (Details) [Line Items]
Concentration Risk Percentage	21.90%	19.70%	15.10%
Revenue [Member] | Customer C [Member]
Concentration Risk (Details) [Line Items]
Concentration Risk Percentage	10.70%		14.10%
Accounts Receivable [Member] | Customer A [Member]
Concentration Risk (Details) [Line Items]
Concentration Risk Percentage	20.30%	22.60%
Accounts Receivable [Member] | Customer B [Member]
Concentration Risk (Details) [Line Items]
Concentration Risk Percentage	12.00%	19.20%
Accounts Receivable [Member] | Customer C [Member]
Concentration Risk (Details) [Line Items]
Concentration Risk Percentage	11.20%
Accounts Receivable [Member] | Customer D [Member]
Concentration Risk (Details) [Line Items]
Concentration Risk Percentage	10.80%
Supplier Two [Member] | Revenue [Member]
Concentration Risk (Details) [Line Items]
Concentration Risk Percentage	10.20%
Supplier A [Member] | Revenue [Member]
Concentration Risk (Details) [Line Items]
Concentration Risk Percentage			18.70%